CONVERTIBLE NOTE PAYABLE (Tables)	9 Months Ended
Sep. 30, 2025
Convertible Note Payable
SCHEDULE OF CONVERTIBLE NOTE PAYABLE

	September 30, 2025	December 31, 2024
March 21, 2025 issuance	$4,330,000	$-
August 11, 2025 issuance	4,320,000	-
Discount	(640,000)	-
Issuance costs	(480,000)	-
Amortization of discount and issuance costs	597,333	-
Conversion of note	(4,125,000)	-
TOTAL BALANCE	$4,002,333	$-

SCHEDULE OF SHARES REPURCHASE

The following table sets forth the Company’s share repurchases:

Three and nine months ended September 30, 2025
Total number of shares repurchased	19,700
Amount repurchased	$74,743
Average price per share	$3.79